Redeemable Non-Controlling Interests (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Jun. 13, 2022 USD ($)	Jun. 13, 2022 CNY (¥)
Redeemable Non-Controlling Interests [Line Items]
Preferred shares percentage				22.8395%	22.8395%
Cash				$ 29,467,667	¥ 200,000,000
Account receivable (in Yuan Renminbi) | $	$ 9,941,071		$ 28,992,149
Sunrise Guizhou [Member]
Redeemable Non-Controlling Interests [Line Items]
Account receivable (in Yuan Renminbi) | ¥		¥ 200,000,000
New Kinect Partnership [Member]
Redeemable Non-Controlling Interests [Line Items]
Investment percentage	100.00%	100.00%
Profits commitment percentage	65.00%